Property, plant and equipment - Provision for Spare Parts (Details) - Spare Parts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 58,600	$ 52,072
Increase in provision	3,913	6,528
Closing balance	$ 62,513	$ 58,600